Offerings - Offering: 1	Oct. 15, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $2.50 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	328.20
Maximum Aggregate Offering Price	$ 820,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 125,618.55
Offering Note	The Amount Registered represents 2,500,000 shares of common stock ("Common Stock") of Cummins Inc. that may be offered and sold under the Cummins Retirement and Savings Plan (the "RSP") and the Cummins Retirement and Savings Plan for Certain Collectively Bargained Employees (together with the RSP, the "Plans"). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of Common Stock that may be offered or issued under the Plans by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an adjustment in the number of outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plans. The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price have been estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee based on a per share price of $328.20, the average of the high and low price per share of the Common Stock as reported on the New York Stock Exchange on October 8, 2024.